STATEMENTS OF CONDENSED CONSOLIDATED AND COMBINED OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Oil sales	$ 52,963	$ 18,683	$ 92,040	$ 31,936	$ 75,938	$ 42,971	$ 2,780
Natural gas sales	13,277	9,233	25,422	19,439	43,487	38,665	41,694
NGL sales	3,404	1,225	6,067	2,170	5,786	4,295	989
Other income	529	574	936	1,297	2,131	404
Total operating revenues	70,173	29,715	124,465	54,842	127,342	86,335	45,463
Operating expenses:
Lease operating expenses	6,837	2,302	13,765	5,062	12,320	14,053	9,428
Gathering, processing and transportation	1,942	1,583	3,642	3,474	6,581	5,300	3,953
Gathering system operating expense	25	64	44	118	99	914
Taxes other than income tax	4,509	1,785	8,408	3,257	6,814	5,510	2,584
Cost of oil sales							687
Depreciation, depletion and amortization	33,229	19,923	59,672	41,986	81,757	56,244	15,297
Impairment of proved oil and gas properties						9,312	24,721
General and administrative	10,049	4,683	17,531	9,132	23,973	15,903	5,838
Exploration expense	11,504	80	13,119	7,523	12,026	18,299	1,597
Total operating expense	68,095	30,420	116,181	70,552	143,570	125,535	64,105
Income (loss) from operations	2,078	(705)	8,284	(15,710)	(16,228)	(39,200)	(18,642)
Other income (expense):
Interest expense, net	(6,633)	(1,781)	(12,204)	(3,753)	(7,834)	(6,943)	(2,680)
Debt extinguishment costs			11	(358)	(1,667)
Gain (loss) on derivative instruments	46,116	(15,610)	77,407	(12,364)	(26,771)	13,854	6,514
Other income (expense)	(2)	(74)	13	(62)	(151)	(147)	213
Total other income (expense)	39,481	(17,465)	65,227	(16,537)	(36,423)	6,764	4,047
Income (loss) before income taxes	41,559	(18,170)	73,511	(32,247)	(52,651)	(32,436)	(14,595)
Income tax benefit (expense)	(15,193)	(111)	(26,893)	(250)	5,575	(604)	158
Net income (loss)	26,366	(18,281)	46,618	(32,497)	(47,076)	(33,040)	(14,437)
Net income (loss) attributable to previous owners		(5,265)		(7,782)	(2,681)	(3,085)
Net income (loss) attributable to predecessor		$ (13,016)		$ (24,715)	(33,998)	$ (29,955)	$ (14,437)
Net income (loss) available to WildHorse Development	26,366		46,618		(10,397)
Preferred stock dividends	73		73
Undistributed earnings allocated to participating securities	387		434
Net income (loss) available to common stockholders	$ 25,906		$ 46,111		$ (10,397)
Earnings per common share:
Basic	$ 0.28		$ 0.49		$ (0.11)
Diluted	$ 0.28		$ 0.49		$ (0.11)
Weighted-average common shares outstanding:
Basic	93,685		93,452		91,327
Diluted	93,685		93,452		91,327